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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2001
                                                       --------------
 ------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
 ------------------------------------------------------------------------------

 If amended report check here: [_]


 Lawrence T. Perera
 ------------------------------------------------------------------------------
 Name of Institutional Investment Manager


 Hemenway & Barnes  60 State Street  Boston,   MA  02109
 ------------------------------------------------------------------------------
 Business Address  (Street)  (City)  (State)  (Zip)

 (617) 227-7940
 ------------------------------------------------------------------------------
 Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

 --------------------------------ATTENTION-------------------------------------
      INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL
                             CRIMINAL VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
 ------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.  It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2001.

                                     Lawrence T. Perera
                                     -------------------------------------
                                     (Name of Institutional Investment Manager)

                                     -------------------------------------
                                     (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                               13F File No.:    Name:                                  13F File No.:
1.  Lawrence Coolidge               28-252           6.  Michael J. Puzo (25)*              28-06165
--------------------------------    ----------       ---------------------------------      ----------------
2.  John M. Cornish                 28-5362          7.  Welch & Forbes, Inc.               28-262
--------------------------------    ----------       ---------------------------------      ----------------
3.  Fiduciary Trust Co.             28-471           8.
--------------------------------    -----------      ---------------------------------      ----------------
4.  Marion Fremont-Smith            28-2724          9.
--------------------------------    -----------      ---------------------------------      ----------------
5.  Roy A. Hammer                   28-5798          10.
--------------------------------    -----------      ---------------------------------      ----------------

*  Refers to manager number on attached detail in Item 7.

                                                                        PAGE:  1
AS OF: MARCH 31, 2001              FORM 13F        SEC FILE # LAWRENCE T. PERERA

ITEM 1:                   ITEM 2:          ITEM 3:       ITEM 4:     ITEM 5:       ITEM 6:             ITEM 7:      ITEM 8:
                                                         FAIR        SHARES OR      INVESTMENT                         VOTING
                                           CUSIP         MARKET      PRINCIPAL      DISCRETION                         AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   NUMBER        VALUE       AMOUNT      (A)    (B)    (C)     MANAGERS    (A)    (B)    (C)
--------------            --------------   ------        -----       ------      ---    ---    ---     --------    ---    ---    ---
ABBOTT LABS               COMMON STOCK     002824100        1313770    27840                    xx                      27040
                                                                                                xx         4              800
AMERICAN HOME PRODUCTS    COMMON STOCK     026609107         669750    11400                    xx                      11400
AMERICAN INTERNATIONAL    COMMON STOCK     026874107        1037323    12886                    xx                      11622
 GROUP INC                                                                                      xx         4             1264

AMGEN INC                 COMMON STOCK     031162100         924961    15368                    xx                       8268
                                                                                                xx        25             3200
                                                                                                xx         4             3900
ANALOG DEVICES, INC.      COMMON STOCK     032654105         306192     8449                    xx                       7449
                                                                                                xx        25             1000
AUTOMATIC DATA PROCESSING COMMON STOCK     053015103        1634663    30060                    xx                      24060
                                                                                                XX        25             5000
                                                                                                XX         4             1000
AVERY DENNISON CORP       COMMON STOCK     053611109         453875     8725                    xx                       7025
                                                                                                xx        25             1700
BP AMOCO PLC ADR          COMMON STOCK     055622104        1816391    36606                    xx                      29878
                                                                                                xx        25             5672
                                                                                                xx         4             1056
BELLSOUTH CORP.           COMMON STOCK     079860102         327278     7998                    xx                       7998
BERKSHIRE HATHAWAY INC    CLASS B          084670207         728960      335                    xx                        230
                                                                                                xx        25              105
BRISTOL-MYERS SQUIBB CO   COMMON STOCK     110122108        2428866    40890                    xx                      32440
                                                                                                xx        25             7700
                                                                                                xx         4              750
CIGNA CORP                COMMON STOCK     125509109         300608     2800                    xx                       2800
CATERPILLAR INC.          COMMON STOCK     149123101         381668     8600                    xx                       8600
CHEVRON CORP              COMMON STOCK     166751107         431976     4920                    xx                       4920

                                                                        PAGE:  2
AS OF: MARCH 31, 2001              FORM 13F        SEC FILE # LAWRENCE T. PERERA

ITEM 1:                   ITEM 2:          ITEM 3:       ITEM 4:     ITEM 5:       ITEM 6:             ITEM 7:      ITEM 8:
                                                         FAIR        SHARES OR      INVESTMENT                         VOTING
                                           CUSIP         MARKET      PRINCIPAL      DISCRETION                         AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   NUMBER        VALUE       AMOUNT      (A)    (B)    (C)     MANAGERS    (A)    (B)    (C)
--------------            --------------   ------        -----       ------      ---    ---    ---     --------    ---    ---    ---
CHUBB CORPORATION         COMMON STOCK     171232101         325980     4500                    xx                       4500
CISCO SYS INC             COMMON STOCK     17275R102         179915    11378                    xx                       9578
                                                                                                xx        25             1800
CITIGROUP INC             COMMON STOCK     172967101         419798     9333                    xx                       9333
COCA COLA CO              COMMON STOCK     191216100         498250    11033                    xx                      11033
WALT DISNEY COMPANY       COMMON STOCK     254687106         357100    12486                    xx                       8286
                                                                                                xx        25             4200
E I DU PONT DE NEMOURS &  COMMON STOCK     263534109        1232803    30290                    xx                      30290
 CO
EMC CORP                  COMMON STOCK     268648102        1115730    37950                    xx                      29050
                                                                                                xx        25             8900
EMERSON ELECTRIC CO       COMMON STOCK     291011104         866450    13975                    xx                       9975
                                                                                                xx        25             4000
EXXON MOBIL CORP          COMMON STOCK     30231G102        5337252    65892                    xx                      61252
                                                                                                xx        25             4240
                                                                                                xx         4              400
GENERAL ELECTRIC CO       COMMON STOCK     369604103        5911469   141220                    xx                     125820
                                                                                                xx        25            13500
                                                                                                xx         4             1900
GENERAL MILLS INC.        COMMON STOCK     370334104         326876     7600                    xx                       7600
GILLETTE COMPANY          COMMON STOCK     375766102         299232     9600                    xx                       8100
                                                                                                xx        25             1500
HEWLETT-PACKARD CO        COMMON STOCK     428236103        1074125    34350                    xx                      24150
                                                                                                xx        25             8000
                                                                                                xx         4             2200
INTEL CORPORATION         COMMON STOCK     458140100        2205330    83813                    xx                      67813
                                                                                                xx        25            10800
                                                                                                xx         4             5200

                                                                        PAGE:  3
AS OF: MARCH 31, 2001              FORM 13F        SEC FILE # LAWRENCE T. PERERA

ITEM 1:                   ITEM 2:          ITEM 3:       ITEM 4:     ITEM 5:       ITEM 6:             ITEM 7:      ITEM 8:
                                                         FAIR        SHARES OR      INVESTMENT                         VOTING
                                           CUSIP         MARKET      PRINCIPAL      DISCRETION                         AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   NUMBER        VALUE       AMOUNT      (A)    (B)    (C)     MANAGERS    (A)    (B)    (C)
--------------            --------------   ------        -----       ------      ---    ---    ---     --------    ---    ---    ---
INTL BUSINESS MACHINES    COMMON STOCK     459200101        1079140    11220                    xx                      11220
JEFFERSON-PILOT CORP      COMMON STOCK     475070108        1446464    21306                    xx                      21306
JOHNSON & JOHNSON         COMMON STOCK     478160104        2119486    24231                    xx                      20231
                                                                                                xx        25             4000
KOPIN CORP                COMMON STOCK     500600101         223100    38800                    xx                      28000
                                                                                                xx        25             8800
                                                                                                xx         4             2000
ELI LILLY & CO            COMMON STOCK     532457108         578860     7551                    xx                       7551
MARSH & MCLENNAN INC      COMMON STOCK     571748102         266084     2800                    xx                       2800
                                                                                                xx        25
MAY DEPT. STORES          COMMON STOCK     577778103         217989     6144                    xx                       1920
                                                                                                xx        25             4224
MCDONALD'S CORP.          COMMON STOCK     580135101         246012     9266                    xx                       9266
MERCK & CO INC            COMMON STOCK     589331107        4350321    57307                    xx                      46307
                                                                                                xx        25             9200
                                                                                                xx         4             1800
MICROSOFT CORP            COMMON STOCK     594918104         557484    10194                    xx                      10194
MINNESOTA MINING & MFG    COMMON STOCK     604059105        1211786    11663                    xx                      11163
 CO.                                                                                            xx        25              500

MOTOROLA INC              COMMON STOCK     620076109         173259    12150                    xx                       8550
                                                                                                xx        25             2700
                                                                                                xx         4              900
PNC BANK CORP             COMMON STOCK     693475105         218291     3222                    xx        25             3222
PEPSICO INC.              COMMON STOCK     713448108         772026    17566                    xx                       9566
                                                                                                xx        25             8000
PFIZER INC                COMMON STOCK     717081103         751433    18350                    xx                      18350

                                                                        PAGE:  4
AS OF: MARCH 31, 2001              FORM 13F        SEC FILE # LAWRENCE T. PERERA

ITEM 1:                   ITEM 2:          ITEM 3:       ITEM 4:     ITEM 5:       ITEM 6:             ITEM 7:      ITEM 8:
                                                         FAIR        SHARES OR      INVESTMENT                         VOTING
                                           CUSIP         MARKET      PRINCIPAL      DISCRETION                         AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   NUMBER        VALUE       AMOUNT      (A)    (B)    (C)     MANAGERS    (A)    (B)    (C)
--------------            --------------   ------        -----       ------      ---    ---    ---     --------    ---    ---    ---
PROCTER & GAMBLE CO       COMMON STOCK     742718109        1571448    25103                    xx                      25103
QUAKER OATS COMPANY       COMMON STOCK     747402105         349380     3600                    xx        25             3600
ROYAL DUTCH PETROLEUM CO  NY REG SHS PAR   780257804         321552     5800                    xx                       5800
                          N GLDR 1.25
SBC COMMUNICATIONS INC    COMMON STOCK     78387G103         267780     6000                    xx                       6000
SARA LEE CORP             COMMON STOCK     803111103         205010     9500                    xx                       3000
                                                                                                xx        25             6500
SCHLUMBERGER LTD          COMMON STOCK     806857108         249682     4334                    xx                       3134
                                                                                                xx        25             1000
                                                                                                xx         4              200
SEPRACOR INC              COMMON STOCK     817315104         327360    10230                    xx                       6230
                                                                                                xx        25             4000
STATE STREET CORP         COMMON STOCK     857477103         706571     7565                    xx                       7565
SYSCO CORP                COMMON STOCK     871829107         562012    21200                    xx                      20000
                                                                                                xx         4             1200
TECO ENERGY INC           COMMON STOCK     872375100         214633     7164                    xx                       7164
UNION PACIFIC CORP        COMMON STOCK     907818108         264375     4700                    xx                       2700
                                                                                                xx        25             2000
UNITED TECHNOLOGIES       COMMON STOCK     913017109         488618     6666                    xx                       6666
VERIZON COMMUNICATIONS    COMMON STOCK     92343V104         237182     4811                    xx                       4811
 INC.
WELLS FARGO & CO (NEW)    COMMON STOCK     949746101         246410     4981                    xx                       4981

                                                                        PAGE:  5
AS OF: MARCH 31, 2001              FORM 13F        SEC FILE # LAWRENCE T. PERERA

ITEM 1:                   ITEM 2:          ITEM 3:       ITEM 4:     ITEM 5:       ITEM 6:             ITEM 7:      ITEM 8:
                                                         FAIR        SHARES OR      INVESTMENT                         VOTING
                                           CUSIP         MARKET      PRINCIPAL      DISCRETION                         AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   NUMBER        VALUE       AMOUNT      (A)    (B)    (C)     MANAGERS    (A)    (B)    (C)
--------------            --------------   ------        -----       ------      ---    ---    ---     --------    ---    ---    ---
ZIONS BANCORP             COMMON STOCK     989701107         260450     5000                    xx                       5000
TOTAL:                                                   53,390,789